Warrant Liabilities - Additional Information (Details) $ / shares in Units, $ in Thousands		9 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 22, 2023 shares	Sep. 30, 2023 $ / shares	Jul. 03, 2023 $ / shares shares	Dec. 31, 2022 shares	Sep. 30, 2022 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Common shares, shares outstanding (in shares)	17,482,174	17,482,174	17,454,353				6,143,294
SeparatePre Funded Warrant [Member] | Blaize Note Financing Agreement [Member] | One Of The RT Parties [Member]
Class of Warrant or Right [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued | $	$ 45,000
Adjustments To Additional Paid In Capital Number Of Warrant Issued	4,500,000
Maximum [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Common shares, shares outstanding (in shares)	6,833,333	6,833,333
Minimum [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Common shares, shares outstanding (in shares)	2,000,000	2,000,000
Series D2 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issue Of Preferred Stock Warrants							1,545	756,172
Exercise price of warrant | $ / shares								$ 4.9717
Preferred Stock Warrants Value | $								$ 1,600
P2P Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Of Preferred Stock Warrants			336,950
Fair Value Of Preferred Stock Warrants To Warrant Liability | $			$ 61,000
P2P Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Warrants Range							40
Percentage of warrants incremental number of shares							20.00%
P2P Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Warrants Range							20
Percentage of warrants incremental number of shares							10.00%
2023 Convertible Note Warrants [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share | $ / shares					$ 11.5	$ 11.5
Warrants and Rights Outstanding, Term	10 years	10 years	5 years
2023 Convertible Note Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Warrant Share Issue Upon Excisable						25
2023 Convertible Note Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Warrant Share Issue Upon Excisable						10
Other Warrant [Member]
Class of Warrant or Right [Line Items]
Pre Funded Warrant Common Stock Received				6,833,333
Holder Receive A Pre Funded Warrant Common Stock				2,500,000
Ava Prefunded Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value adjustment of warrants | $		$ 500